December 10, 2018

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Harbor Funds (the “Trust”)
Post-Effective Amendment No. 144
File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) General Instruction D to Form N-1A and (4) Rule 101(a) of Regulation S-T, is a copy of Post-Effective Amendment No. 144 (Amendment No. 146 under the 1940 Act) (the “Amendment”) to the Trust’s Registration Statement on Form N-1A of the Trust, which includes the International and Global Prospectus for Harbor International Fund and a newly formed series of the Trust, Harbor Overseas Fund (collectively, the “Funds”), the Trust’s statement of additional information (“SAI”), Part C and exhibits. The Amendment has been manually signed by the persons specified in Section 6(a) of the 1933 Act. Pursuant to Rule 302(b) under Regulation S-T, the Trust will retain the manually executed copy of the Amendment; the electronic copy of the Amendment contains conformed signatures. Pursuant to Rule 310 under Regulation S-T, tags have been inserted before and after paragraphs in the Amendment that contain revised disclosure.

The Amendment with respect to Harbor International Fund is being filed pursuant to paragraph a(1) of Rule 485(a) under the 1933 Act and is intended to become effective on March 1, 2019. The Amendment is being filed for the purpose of updating the Fund’s prospectus and SAI as part of the annual update, to incorporate material changes to disclosure as a result of a change in subadviser to the Fund. These material changes were previously filed with the Commission via an EDGAR 497 filing (see accession numbers: 0001193125-18-254303 and 0001193125-18-254308).

The Amendment with respect to Harbor Overseas Fund is being filed pursuant to paragraph a(2) of Rule 485(a) under the 1933 Act and is intended to become effective on March 1, 2019. The Amendment is being filed for the purpose of registering shares of Harbor Overseas Fund, a newly formed series of the Trust, on Form N-1A.

Request for Selective Review

Due to similarities between the disclosure contained in the Amendment and as set forth in the Trust’s prior International and Global Prospectus (as contained in Post-Effective Amendment No. 133 (Amendment No. 135 under the 1940 Act) and SAI (as contained in Post-Effective Amendment No. 142 (Amendment No. 144 under the 1940 Act) ), the Trust hereby requests that, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 16, 1984), the Amendment receive selective review from the Commission and its staff limited to the disclosure contained under the following sections of the Amendment because the additional disclosures set forth in the Amendment are “not substantially different” from the disclosures that the Trust has previously filed. Selective review would serve to expedite the review process for the Trust, as well as use the staff’s time and resources more effectively.

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.

Securities and Exchange Commission

December 10, 2018

Harbor International & Global Funds Prospectus

1.	Pages 1-5, “Harbor International Fund—Fund Summary”; and

2.	Pages 10-12, “Harbor Overseas Fund—Fund Summary”; and

3.	Pages 32-33, 35, “The Adviser and Subadvisers” as it relates to Harbor International Fund and Harbor Overseas Fund.

Harbor Funds’ SAI

4.	Pages 49-53, “The Adviser and Subadvisers” as it relates to Harbor International Fund and Harbor Overseas Fund;

5.	Page 56-57, “The Portfolio Managers—Other Accounts Managed” as it relates to Harbor International Fund and Harbor Overseas Fund; and

6.	Page 70-71, “The Portfolio Managers – Marathon Asset Management LLP” and “The Portfolio Managers – Acadian Asset Management LLC”

Please note that (i) the Registrant does not involve a master-feeder arrangement and (ii) the Registrant’s operations do not raise novel or complex issues of law or policy different from those associated with any other investment company investing in securities of the type in which the Registrant may invest. One series of the Trust is a money market fund.

If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (312) 443-4428.

Sincerely,
Jodie L. Crotteau Assistant Secretary

Cc:	Christopher P. Harvey, Esq.
Stephanie Capistron, Esq.
Dechert LLP

Charles F. McCain, Esq.
Anmarie S. Kolinski
Erik D. Ojala, Esq.
Diana R. Podgorny, Esq.
Harbor Fund

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.